Consolidated balance sheet - CAD ($) $ in Millions		Oct. 31, 2020	Oct. 31, 2019
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 43,531	$ 3,840
Interest-bearing deposits with banks		18,987	13,519
Securities (Note 5)		149,046	121,310
Cash collateral on securities borrowed		8,547	3,664
Securities purchased under resale agreements		65,595	56,111
Loans (Note 6)
Residential mortgages		221,165	208,652
Personal		42,222	43,651
Credit card		11,389	12,755
Business and government		135,546	125,798
Allowance for credit losses		(3,540)	(1,915)
Total loans		406,782	388,941
Other
Derivative instruments (Note 13)		32,730	23,895
Customers' liability under acceptances		9,606	9,167
Property and equipment (Note 8)		2,997	1,813
Goodwill (Note 9)		5,253	5,449
Software and other intangible assets (Note 9)		1,961	1,969
Investments in equity-accounted associates and joint ventures (Note 26)		658	586
Deferred tax assets (Note 20)		650	517
Other assets (Note 10)		23,208	20,823
Other miscellaneous assets		77,063	64,219
Total assets		769,551	651,604
Deposits (Note 11)
Personal		202,152	178,091
Business and government		311,426	257,502
Bank		17,011	11,224
Secured borrowings		40,151	38,895
Deposits		570,740	485,712
Obligations related to securities sold short		15,963	15,635
Cash collateral on securities lent		1,824	1,822
Obligations related to securities sold under repurchase agreements		71,653	51,801
Other
Derivative instruments (Note 13)		30,508	25,113
Acceptances		9,649	9,188
Deferred tax liabilities (Note 20)		33	38
Other liabilities (Note 12)		22,134	19,031
Other miscellaneous liabilities		62,324	53,370
Subordinated indebtedness (Note 15)		5,712	4,684
Equity
Contributed surplus		117	125
Retained earnings		22,119	20,972
Accumulated other comprehensive income (AOCI)		1,435	881
Total shareholders' equity		41,154	38,394
Non-controlling interests		181	186
Total equity		41,335	38,580
Total liabilities and equities		769,551	651,604
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 16)		3,575	2,825
Total equity		3,575	2,825
Common shares [member]
Equity
Issued shares (Note 16)		13,908	13,591
Total equity		$ 13,908	$ 13,591

[1]	Includes restricted cash of $463 million (2019: $479 million; 2018: $438 million) and interest-bearing demand deposits with Bank of Canada.